Investments - Summary of Financial Position of the Group Entities that have Non-Controlling Interest (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Total assets	$ 11,824.3	$ 10,782.5
Total liabilities	8,479.7	7,743.2
Shareholders' equity	3,344.6	3,039.3	$ 2,824.3	$ 2,775.0
Revenue	6,394.7	5,268.5	4,540.4
Net income (loss) for the year	354.6	164.3	(203.5)
OGMA - Industria Aeronautica de Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Total assets	351.3	289.5	253.5
Total liabilities	229.3	158.0	129.1
Shareholders' equity	122.1	131.5	124.4
Revenue	314.0	250.1	216.5
Net income (loss) for the year	(1.5)	2.3	(19.5)
Eve Holdings Inc [Member]
Disclosure of subsidiaries [line items]
Total assets	304.2	230.1	291.0
Total liabilities	95.0	126.1	95.9
Shareholders' equity	209.2	104.0	195.1
Revenue	0.0	0.0	0.0
Net income (loss) for the year	1.6	(96.2)	(308.5)
Embraer CAE Training Services LLC [Member]
Disclosure of subsidiaries [line items]
Total assets	96.7	83.4	78.8
Total liabilities	26.6	24.2	11.2
Shareholders' equity	70.0	59.2	67.6
Revenue	33.4	29.3	26.9
Net income (loss) for the year	$ 10.9	$ 11.0	$ 11.8